RELATED PARTY BALANCES AND TRANSACTIONS - Amounts due from related parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions
Due from related parties	¥ 978,175	¥ 193,305
Jinshang
Related Party Transactions
Due from related parties	194,123	158,655
Kincheng
Related Party Transactions
Due from related parties	771,335	13,505
Beijing Zixuan
Related Party Transactions
Due from related parties		5,608
Shareholders
Related Party Transactions
Due from related parties	10,158	11,100
Others
Related Party Transactions
Due from related parties	¥ 2,559	¥ 4,437